Share capital and reserves - Ordinary Shares (Details) - shares			6 Months Ended	12 Months Ended
	Jun. 12, 2017	Jan. 12, 2016	Sep. 30, 2015	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of number of shares outstanding [abstract]
Shares issued in the period (in shares)			121,500,000
Ordinary shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding, beginning balance (in shares)				182,100,000	178,400,000
Shares issued in the period (in shares)		13,700,000		0	3,700,000
Shares repurchased and canceled in the year	(9,779,729)			(16,800,000)
Number of shares outstanding, ending balance (in shares)				165,291,546	182,100,000